INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES [Abstract]
Raw materials	$ 167	$ 163
Finished goods	3,551	2,997
Inventories	$ 3,718	$ 3,160